Share-based payments - Disclosure of share-based payment expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense	$ 254,213	$ 232,964
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense	67,054	55,847
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense	786	2,367
Share purchase plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense	181,989	169,418
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense	$ 4,384	$ 5,332